Interest and Other Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and Other Expenses [Abstract]
Interest expense	$ 42.8	$ 43.7	$ 61.7
Interest income	(7.3)	(6.2)	(11.7)
Foreign exchange (gains) / losses	2.8	3.3	0.8
Miscellaneous expenses, net	6.0	2.4	3.5
Loss from sale of an equity investment	0	0	10.3
Interest and other expense	44.3	43.2	64.6
Interest expense associated with repayments of amounts outstanding under revolving credit agreement and termination on interest rate swap agreements	0	0	7.5
Cash proceeds from sale of an equity investment in Japan	$ 0	$ 0	$ 13.3